SCHEDULE OF DEFERRED TAXABLE INCOME (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 33,069,147	$ 25,375,000	$ 17,817,000
Tax Cuts Jobs Act Period One [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	35,945
Tax Cuts Jobs Act Period Two [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	836,622
Tax Cuts Jobs Act Period Three [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,922,017
Indefinite [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 30,274,563